Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

February 28, 2008
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	The Diversified Investors Funds Group (the “Trust”) (1933 Act File No.: 033-61810) (1940 Act File No.: 811-07674)
Ladies and Gentlemen:
We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 35 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2008. No fees are required in connection with this filing.
The Amendment is being filed for the purpose of updating the Registration Statement.
On behalf of the Trust, it is hereby acknowledged that:
•	the Trust is responsible for the adequacy and accuracy of the disclosure in this filing;

•	the action of the Commission or its staff in acknowledging the effective date of this filing does not relieve the Trust from its responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Trust may not assert Commission staff comments or changes in disclosure in response to the same as a defense in any proceeding initiated by the Commission or any person under the federal securities laws.
Please direct any comments or questions on this filing to the undersigned at (914) 697-3525.

Very truly yours,

Elizabeth L. Belanger
Vice President and Senior Counsel
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